ORDINARY SHARES	12 Months Ended
Jun. 30, 2020
ORDINARY SHARES
ORDINARY SHARES

NOTE 20. ORDINARY SHARES

Stock offering

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the "Agreement") with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates' interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the "Restricted Shares") to the other shareholders of FGS within 30 days after FGS finalizes recording the Company's corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel without further payment part or all of the Restricted Shares. The Restricted Shares are also subject to lock-up period requirements that vary for each FGS shareholder, from two and a half years to four and a half years following issuance of the Restricted Shares under the supplemental agreement dated March 17, 2020. FGS has finalized recording Recon's corresponding interest at the local governmental agency, and Recon issued 487,057 Restricted Shares in total to the other shareholders of FGS at a price of $6.4375 per restricted share on September 21, 2018.

On December 10, 2019, the Company’s Board approved to effect a one-for-five reverse stock split of its ordinary shares (the “Reverse Stock Split”) with the market effective date of December 27, 2019, such that the number of the Company’s ordinary shares is decreased from 100,000,000 to 20,000,000 and the par value of each ordinary share is increased from US$0.0185 to US$0.0925. As a result of the Reverse Stock Split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of December 26, 2019 (immediately prior to the effective date), there were 23,049,639 ordinary shares outstanding, and the number of ordinary shares outstanding after the Reverse Stock Split is 4,611,720, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 5 and multiplying the exercise price thereof by 5, as a result of the Reverse Stock Split.

On May 21, 2020 and June 26, 2020, the Company and certain institutional investors (the “Purchasers”) entered into certain securities purchase agreements, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 911,112 and 1,680,000 ordinary shares, respectively, par value $0.0925 per share in a registered direct offering and warrants to purchase up to 911,112 and 1,680,000 Ordinary Shares in a concurrent private placement, respectively, for gross proceeds of approximately $2.1 million and $2.1 million, respectively, before deducting the placement agent’s fees and other estimated offering expenses of approximately $0.3 million and $0.2 million, respectively. The net proceeds from these purchase agreements were approximately $1.7 million and $1.9 million, respectively.

Appropriated Retained Earnings

According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital or paid-in capital of the companies. As of June 30, 2019 and 2020, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929  ($586,858), respectively.